Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net, is comprised of the following:
	As of June 30,
	2023	2024
	RMB	RMB
Cost:
Building	-	11,242
Office equipment, furniture and fixtures	3,920	12,189
Motor vehicles	1,932	7,122
Leasehold improvements	737	8,342
Sub-total	6,589	38,895
Accumulated depreciation	(5,023)	(5,759)
	1,566	33,136
Construction in progress	-	53,640
	1,566	86,776